Stockholders' Equity (Narrative) (Details)									1 Months Ended										3 Months Ended		12 Months Ended
	May 04, 2022 CAD ($) $ / shares shares	Apr. 13, 2022 $ / shares shares	Mar. 09, 2022 $ / shares shares	Dec. 06, 2021 $ / shares shares	Nov. 11, 2021 $ / shares shares	Jul. 07, 2021 $ / shares shares	Jun. 08, 2021 $ / shares shares	Sep. 06, 2020 CAD ($) shares	May 25, 2022 CAD ($) $ / shares shares	Apr. 26, 2022 $ / shares shares	Feb. 15, 2022 CAD ($) $ / shares shares	Jan. 19, 2022 $ / shares shares	Aug. 20, 2021 CAD ($) $ / shares shares	May 21, 2021 CAD ($) $ / shares shares	May 20, 2021 CAD ($) $ / shares shares	Oct. 22, 2020 CAD ($) $ / shares shares	Aug. 18, 2020 $ / shares shares	May 29, 2020 $ / shares shares	May 31, 2022 CAD ($) $ / shares shares	May 31, 2021 CAD ($) $ / shares shares	Feb. 28, 2022 CAD ($) $ / shares shares	Feb. 28, 2021 CAD ($) $ / shares shares	Sep. 06, 2020 USD ($)	Feb. 29, 2020 shares
Stockholders Equity Note [Line Items]
Common stock, value | $																			$ 38,391,371		$ 38,046,097	$ 31,065,513
Number of common shares issued in satisfaction of indebtedness owed to service provider								737,000						737,000
Indebtedness owed to service provider								$ 114,498															$ 88,000
Value of common shares issued in satisfaction of indebtedness owed to service provider | $														$ 94,999					0	$ 94,999	94,999	0
Gain on settlement of debt | $														$ 15,538					$ 0	15,538	$ 15,538	$ 0
Number of stock options exercised													112,617		1,492,425	28,154			28,154		1,605,042	28,154
Proceeds from stock option excercised | $													$ 21,392		$ 355,500	$ 5,348			$ 5,329	176,000	$ 376,892	$ 5,348
Shares issued on financing, net (in shares)											7,749,000			9,990,237
Number of securities called by warrants					199,804						7,749,000			2,121,232
Stock issued during period					199,804						7,749,000			2,121,232
Proceeds from issuance of shares | $											$ 4,261,950			$ 5,550,258							$ 4,261,950	$ 0
Fair value of stock options exercised | $																$ 4,323
Number of warrants issued																					11,731,373	0
Fair value of warrants | $											$ 3,591,369			$ 13,685							$ 254,829
Exercise price of warrants | $ / shares					$ 0.7						$ 0.46			$ 0.01							$ 0.47
Share-based compensation | $																			$ 489,089	$ 19,087	$ 1,196,361	$ 237,714
Number of share options granted																			826,700		4,434,440	1,639,825
Exercisable period of stock option																	10 years	5 years
Exercise price of options granted | $ / shares					$ 0.86								$ 0.19			$ 0.19	$ 0.19	$ 0.27	$ 0.12		$ 0.75	$ 0.23
Fair value of per options estimated on date of grant | $ / shares																	$ 0.12	$ 0.12
Expected volatility					183.00%						192.00%			80.00%			115.00%	115.00%			192.00%
Expected dividend yield					0.00%						0.00%			0.00%			0.00%	0.00%			0.00%
Risk-free interest rate					1.00%						1.70%			0.33%			0.40%	0.40%			1.70%
Stock price | $ / shares					$ 0.87						$ 0.52			$ 0.16			$ 0.16	$ 0.16			$ 0.52
Expected life					2 years						3 years			2 years				3 years			3 years
Number of warrants issued as part of finance deal																			10,070,036		10,070,036
Number of broker warrants issued as part of finance deal																			1,662,337		1,662,337
Class A Shares exchanged for common shares | $																			$ 143,000
Shares to be issued related to acquisition of SDP | $																			14,371,500
0.19 [Member]
Stockholders Equity Note [Line Items]
Number of stock options exercised															608,025
Exercise price of options granted | $ / shares															$ 0.19
0.27 [Member]
Stockholders Equity Note [Line Items]
Number of stock options exercised															884,400
Exercise price of options granted | $ / shares															$ 0.27
0.48 [Member]
Stockholders Equity Note [Line Items]
Shares issued on financing, net (in shares)														7,869,005
Stock price | $ / shares														$ 0.48
0.85 [Member]
Stockholders Equity Note [Line Items]
Shares issued on financing, net (in shares)														2,121,232
Stock price | $ / shares														$ 0.85
0.55 [Member]
Stockholders Equity Note [Line Items]
Shares issued on financing, net (in shares)											7,749,000
Stock price | $ / shares											$ 0.55
0.70 [Member]
Stockholders Equity Note [Line Items]
Exercise price of warrants | $ / shares											$ 0.7										$ 0.55
1.25 [Member]
Stockholders Equity Note [Line Items]
Exercise price of warrants | $ / shares														$ 1.25
Class A Common stock [Member]
Stockholders Equity Note [Line Items]
Common stock, value | $																			480,479		$ 480,479	$ 0
Class A Shares To Be Issued [Member]
Stockholders Equity Note [Line Items]
Common stock, value | $																			$ 14,264,250		$ 0
Common Stock [Member]
Stockholders Equity Note [Line Items]
Common shares outstanding																			53,165,133	44,677,545	52,539,162	33,813,308		33,785,154
Value of common shares outstanding | $																			$ 38,391,371		$ 38,046,097	$ 31,065,513
Number of common shares issued in satisfaction of indebtedness owed to service provider																				737,000	737,000
Value of common shares issued in satisfaction of indebtedness owed to service provider | $																				$ 94,999	$ 94,999
Number of stock options exercised									28,154										28,154	1,492,425	1,605,042	28,154
Proceeds from stock option excercised | $									$ 5,329
Shares issued on financing, net (in shares)																				9,990,237	17,739,237
Shares exchanged to Class A Shares | $																				$ (480,479)	$ (480,479)
Number of common shares exchanged															1,355,425
Exercise price of options granted | $ / shares									$ 0.19
Class A Shares exchanged for common shares (in shares)																			143,000
Class A Shares exchanged for common shares | $																			$ 107,250
Common Stock [Member] | Class A Common stock [Member]
Stockholders Equity Note [Line Items]
Common shares outstanding															1,355,425				1,355,425	1,355,425	1,355,425			0
Common stock, value | $															$ 480,479				$ 480,479		$ 480,479	$ 0
Shares exchanged to Class A Shares | $																				$ 480,479	480,479
Number of common shares exchanged															1,355,425
Class A Shares exchanged for common shares (in shares)																			(143,000)
Class A Shares exchanged for common shares | $																			$ (107,250)
Shares issued related to acquisition of SDP (in shares)																			143,000
Common Stock [Member] | Class A Shares To Be Issued [Member]
Stockholders Equity Note [Line Items]
Common shares outstanding																			19,019,000
Shares to be issued related to acquisition of SDP (in shares)																			19,162,000
Shares to be issued related to acquisition of SDP | $																			$ 14,371,500
Shares issued related to acquisition of SDP (in shares)																			(143,000)
Broker warrant [Member]
Stockholders Equity Note [Line Items]
Stock issued during period	454,817
Proceeds from issuance of shares | $	$ 215,953
Share issuance costs | $														$ 256,993							665,113
Cash | $														$ 249,768							$ 410,284
Number of warrants issued	454,817								28,154					1,119,906							542,431
Exercise price of warrants | $ / shares																			$ 0.79		$ 0.79
Expected volatility														80.00%
Expected dividend yield														0.00%
Risk-free interest rate														0.33%
Stock price | $ / shares														$ 0.16
Expected life														2 years
Number of warrants issued as part of finance deal																			0		10,070,036
Number of broker warrants issued as part of finance deal																			0		1,662,337
Warrants at an exercise price | $ / shares	$ 0.4749																		$ 0.8		$ 0.79	$ 0
Broker warrant [Member] | 0.48 [Member]
Stockholders Equity Note [Line Items]
Number of securities called by warrants														876,231
Fair value of warrants | $														$ 23,118
Exercise price of warrants | $ / shares														$ 0.03
Exercise price of options granted | $ / shares														$ 0.47
Broker warrant [Member] | 0.85 [Member]
Stockholders Equity Note [Line Items]
Number of securities called by warrants														243,675
Fair value of warrants | $														$ 2,918
Exercise price of warrants | $ / shares														$ 0.01
Stock price | $ / shares														$ 0.85
Stock Option Plan [Member]
Stockholders Equity Note [Line Items]
Number of common shares issuable																					47,175,923
Percentage of common shares issued and outstanding immediately following completion of qualifying transaction																					20.00%
Stock Option Plan [Member] | Minimum [Member]
Stockholders Equity Note [Line Items]
Stock option vesting period																					1 year
Stock Option Plan [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Stock option vesting period																					10 years
Director [Member]
Stockholders Equity Note [Line Items]
Number of share options granted				250,000		250,000	1,672,990										608,025	884,400
Officer [Member]
Stockholders Equity Note [Line Items]
Number of share options granted		236,700		100,000			663,300					150,000
Exercisable period of stock option		5 years					5 years					5 years
Exercise price of options granted | $ / shares		$ 0.78					$ 0.99					$ 0.65
Fair value of per options estimated on date of grant | $ / shares		$ 0.77					$ 0.58					$ 0.63
Expected volatility		210.00%					100.00%					192.00%
Expected dividend yield							0.00%					0.00%
Risk-free interest rate		1.54%					0.88%					1.68%
Stock price | $ / shares			$ 0.78				$ 0.8					$ 0.65
Expected life							5 years					5 years
Employee [Member]
Stockholders Equity Note [Line Items]
Number of share options granted			240,000	150,000		150,000	250,000			350,000							73,700	73,700
Exercisable period of stock option			5 years							5 years
Exercise price of options granted | $ / shares			$ 0.54							$ 0.9
Fair value of per options estimated on date of grant | $ / shares			$ 0.53							$ 0.86
Expected volatility			201.00%							214.00%
Expected dividend yield		0.00%	0.00%							0.00%
Risk-free interest rate			1.50%							2.58%
Stock price | $ / shares			$ 0.54							$ 0.87
Expected life			5 years							5 years
Employee [Member] | Simbex, LLC [Member]
Stockholders Equity Note [Line Items]
Number of share options granted				798,150
Director And Employee [Member]
Stockholders Equity Note [Line Items]
Exercisable period of stock option						5 years	5 years
Exercise price of options granted | $ / shares						$ 1.39	$ 0.86
Fair value of per options estimated on date of grant | $ / shares						$ 0.64	$ 0.59
Expected volatility						190.00%	100.00%
Expected dividend yield						0.00%	0.00%
Risk-free interest rate						1.94%	0.88%
Stock price | $ / shares						$ 0.94	$ 0.8
Expected life						5 years	5 years
Officer, Director And Employees [Member]
Stockholders Equity Note [Line Items]
Exercisable period of stock option				5 years
Exercise price of options granted | $ / shares				$ 0.65
Fair value of per options estimated on date of grant | $ / shares				$ 0.63
Expected volatility				193.00%
Expected dividend yield				0.00%
Risk-free interest rate				1.38%
Stock price | $ / shares				$ 0.65
Expected life				5 years
Former owner SDP [Member] | Common Stock [Member] | Class A Common stock [Member]
Stockholders Equity Note [Line Items]
Stock price | $ / shares																				$ 0.75
Class A Shares exchanged for common shares (in shares)																			143,000